INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	6 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]

	Six months ended June 30, 2018			Year ended December 31, 2017
(in thousands of $)	Amortised Cost	Unrealised gains/(losses)*	Fair value	Amortised Cost	Unrealised gains/(losses)	Fair value
Corporate bonds:
Golden Close Senior	17,754	(1,953)	15,801	17,754	(2,240)	15,514
Golden Close Convertible	9,960	4,226	14,186	9,960	—	9,960
Golden Close Super Senior	2,561	267	2,828	2,561	347	2,908
NorAm Drilling	5,181	315	5,496	5,181	293	5,474
Oro Negro	7,886	84	7,970	7,886	—	7,886
Total corporate bonds	43,342	2,939	46,281	43,342	(1,600)	41,742
Shares:
Total shares	52,060	15,286	67,346	150,842	(98,782)	52,060
Total Investments	95,402	18,225	113,627	194,184	(100,382)	93,802
* This includes foreign currency gains or losses on non U.S. dollar denominated equity investments in addition to the changes in the fair value from market prices movements.